LSA VARIABLE SERIES TRUST

                       SUPPLEMENT DATED JULY 23, 2003 TO
                          PROSPECTUS DATED MAY 1, 2003



In the section entitled "Management of the Funds," the subsection, "Investment Manager," providing information about Allstate Life Insurance Company ("Allstate Life"), is updated as follows:

     On June 11, 2003, Standard & Poor's Insurance Rating Services changed its financial strength rating for Allstate Life from AA+ (Very Strong) to AA (Very Strong).

Please  retain  this  supplement   together  with  your  prospectus  for  future
reference.

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                           LSA VARIABLE SERIES TRUST

                       SUPPLEMENT DATED JULY 23, 2003 TO
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2003



In  the  section  entitled  "Investment  Management   Arrangements,"  the  first
paragraph,   providing   information   about  Allstate  Life  Insurance  Company
("Allstate Life"), is updated as follows:

     On June 11, 2003, Standard & Poor's Insurance Rating Services changed its financial strength rating for Allstate Life from AA+ (Very Strong) to AA (Very Strong).

Please retain this supplement together with your statement of additional information for future reference.